Shareholders' Equity - Schedule of Items Reclassified Out of Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	$ 5,079	$ 4,518	$ 4,565
Selling, general and administrative	(983)	(911)	(897)
Research and development	(1,302)	(1,336)	(1,425)
Income (loss) on equity-method investments	(2)	7	2
Income tax benefit (expense)	(143)	(31)	21
Net income	810	170	110
Attributable to noncontrolling interest	(8)	(5)	(6)
Attributable to the Company's stockholders	802	165	104
Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	22	(20)	(168)
Attributable to noncontrolling interest	0	0	0
Attributable to the Company's stockholders	22	(20)	(168)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	30	(9)	(170)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Foreign Exchange Contract [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	16	(7)	(105)
Selling, general and administrative	3		(14)
Research and development	11	(2)	(51)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Amortization of Actuarial Gains (Losses) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	1	1
Selling, general and administrative	(4)	(8)	(5)
Research and development	(5)	(6)	(6)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Amortization of Prior Service Cost [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Research and development			(1)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plan Items [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax benefit (expense)	2	4	4
Net income	$ (8)	$ (11)	(8)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Foreign Currency Translation Adjustment [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (loss) on equity-method investments			10
Net income			$ 10